Contingent liabilities and contingent assets (Tables)	12 Months Ended
Jun. 30, 2022
Contingent liabilities and contingent assets
Schedule of potential amount payable by type of condition and category of player

	First team
	squad	Other	Total
	£’000	£’000	£’000
Type of condition:
MUFC appearances/team success/new contract	58,462	10,609	69,071
International appearances	10,158	1,156	11,314
Awards	31,987	—	31,987
	100,607	11,765	112,372

As of 30 June 2021, the potential amount payable by type of condition and category of player was:

	First team
	squad	Other	Total
	£’000	£’000	£’000
Type of condition:
MUFC appearances/team success/new contract	39,792	9,285	49,077
International appearances	11,182	45	11,227
Awards	31,689	—	31,689
	82,663	9,330	91,993